Note 10 - Mineral Property Interests (Details Textual) $ in Thousands		1 Months Ended
	Feb. 29, 2024 CAD ($)	Oct. 31, 2025 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025	Dec. 31, 2025 ha	Dec. 31, 2025 km²	Dec. 31, 2024 CAD ($)
Statement Line Items [Line Items]
Financial assets at fair value through profit or loss			$ 9,814				$ 4,421
Financial assets, marketable securities [member] | Benz Mining Corp [member]
Statement Line Items [Line Items]
Proceeds from disposal of exploration and evaluation assets		$ 1,100
Financial assets, marketable securities [member] | Benz Mining Corp [member] | Option contract [member]
Statement Line Items [Line Items]
Cash receipts from futures contracts, forward contracts, option contracts and swap contracts, classified as investing activities		850
Financial assets at fair value through profit or loss		$ 250
Financial assets, marketable securities [member] | Sirios Resources Inc [member]
Statement Line Items [Line Items]
Ownership interest, percentage	10.90%
Eleonore South Joint Venture (ESJV) [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture	100.00%
Other cash payments to acquire interests in joint ventures, classified as investing activities	$ 3,000
Eleonore South Joint Venture (ESJV) [member] | Transaction costs [member]
Statement Line Items [Line Items]
Other cash payments to acquire interests in joint ventures, classified as investing activities	$ 30
Eleonore South Joint Venture (ESJV) [member] | Joint operation with partner Newmont Corporation [member] | Newmont Corporation [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture	49.978%
Eleonore South Joint Venture (ESJV), South block [member] | Joint operation with partner Newmont Corporation [member] | Newmont Corporation [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture	49.978%
Eastmain and Ruby Hills mining properties [member] | Financial assets, marketable securities [member] | Benz Mining Corp [member]
Statement Line Items [Line Items]
Ownership interest, percentage		25.00%		100.00%
QUEBEC
Statement Line Items [Line Items]
Number of properties				10
QUEBEC | Eleonore South Joint Venture (ESJV) [member]
Statement Line Items [Line Items]
Number of mineral claims				282
QUEBEC | Eleonore South Joint Venture (ESJV), West block [member]
Statement Line Items [Line Items]
Number of mineral claims				34
QUEBEC | Eleonore South Joint Venture (ESJV), South block [member]
Statement Line Items [Line Items]
Ownership interest, percentage				100.00%
Number of mineral claims				248
QUEBEC | Mining, Eau Claire property [member]
Statement Line Items [Line Items]
Ownership interest, percentage				100.00%
Area of properties (Hectare) | ha					23,000
QUEBEC | Sakami [member]
Statement Line Items [Line Items]
Ownership interest, percentage				100.00%
Area of properties (Hectare)					14,250	142.5
NUNAVUT | Committee Bay property [member]
Statement Line Items [Line Items]
Ownership interest, percentage				100.00%
Area of properties (Hectare) | ha					250,000
Percentage of royalty interests				1.00%
Percentage of royalty interests, additional				1.50%
Area of properties subjected to 1.5 percent net smelter royalty (Hectare) | ha					7,596
Contractual commitments for acquisition of intangible assets			$ 2,000